Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document and Entity Information [Abstract]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Entity Registrant Name	VAPOR CORP.
Entity Central Index Key	0000844856
Entity Filer Category	Smaller Reporting Company